INFORMATION ABOUT COMPONENTS OF EQUITY	12 Months Ended
Jun. 30, 2023
INFORMATION ABOUT COMPONENTS OF EQUITY
INFORMATION ABOUT COMPONENTS OF EQUITY

11.   INFORMATION ABOUT COMPONENTS OF EQUITY

Capital issued

As of June 30, 2023, we had, (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 62,796,774 ordinary shares issued and outstanding, (iii) 1,000,000 preference shares ($0.0001 par value) authorized, (iv) no preference shares issued and outstanding, (v) 4,042,869 ordinary shares reserved for our equity compensation plans. Of the total issued shares, we have repurchased 2,194,032, shares of our own.

Holders of the ordinary shares are entitled to one vote for each ordinary share.

Convertible notes

Convertibles notes were classified as compound instruments, a non-derivative financial instrument that contains both a liability and an equity component. The equity consideration was included in the “Convertible instruments” column. See Note 7.13.

Non-controlling interests

The subsidiaries whose non-controlling interest is significant as of June 30, 2023, 2022 and 2021 is:

Name	06/30/2023	06/30/2022	06/30/2021
Rizobacter Argentina S.A.	20%	20%	20%
Insumos Agroquímicos S.A.	38.68%	38.68%	49.9%

Below is a detail of the summarized financial information of Rizobacter and Insuagro, prepared in accordance with IFRS, and modified due to fair value adjustments at the acquisition date and differences in accounting policies. The information is presented prior to eliminations between that subsidiary and other Group companies.

Rizobacter

Summary financial statements:

	06/30/2023	06/30/2022	06/30/2021
Current assets	335,866,177	294,372,669	175,906,282
Non-current assets	89,038,654	77,663,085	59,860,206
Total assets	424,904,831	372,035,754	235,766,488

Current liabilities	232,082,379	181,999,148	120,036,912
Non-current liabilities	93,498,026	98,070,280	57,480,984
Total liabilities	325,580,405	280,069,428	177,517,896

Equity attributable to controlling interest	99,323,049	91,965,153	58,246,057
Equity attributable to non-controlling interest	1,377	1,173	2,535
Total equity	99,324,426	91,966,326	58,248,592

Total liabilities and equity	424,904,831	372,035,754	235,766,488

Summary statements of comprehensive income or loss

	06/30/2023	06/30/2022	06/30/2021
Revenues	288,880,411	280,625,028	189,749,478
Initial recognition and changes in the fair value of biological assets at the point of harvest	(3,199,885)	3,973,780	1,552,746
Cost of sales	(178,970,954)	(176,497,573)	(106,636,141)
Gross margin	106,709,572	108,101,235	84,666,083

Research and development expenses	(3,851,144)	(3,190,439)	(3,208,904)
Selling, general and administrative expenses	(68,580,834)	(59,057,350)	(37,500,952)
Share of profit or loss of joint ventures and associates	222,364	611,989	481,442
Other income	361,639	113,378	507,246
Operating profit	34,861,597	46,578,813	44,944,915

Financial results	(25,356,667)	(12,668,145)	(11,032,748)
Profit before taxes	9,504,930	33,910,668	33,912,167

Income tax expense	(3,064,006)	(16,788,853)	(14,141,515)
Result for the year	6,440,924	17,121,815	19,770,652

Foreign exchange differences on translation of foreign operations	1,075,805	1,824,666	1,704,590
Revaluation of property, plant and equipment, net of tax	(1,435,739)	(5,308,610)	(2,682,457)
Total comprehensive result	6,080,990	13,637,871	18,792,785

There were no dividends paid to Rizobacter non-controlling interest (NCI) in the years ended June 30, 2023, 2022 and 2021.

Insuagro

Summary financial statements:

	06/30/2023	06/30/2022	06/30/2021
Current assets	46,335,283	40,361,614	23,293,521
Non-current assets	2,056,730	2,295,965	2,907,928
Total assets	48,392,013	42,657,579	26,201,449

Current liabilities	39,442,599	35,464,893	20,297,799
Non-current liabilities	1,242,098	118,460	1,341,613
Total liabilities	40,684,697	35,583,353	21,639,412

Total equity	7,707,316	7,074,226	4,562,037

Total liabilities and equity	48,392,013	42,657,579	26,201,449

Summary statements of comprehensive income or loss

	06/30/2023	06/30/2022	06/30/2021
Revenues	55,710,643	49,116,626	7,600,041
Cost of sales	(42,765,656)	(35,181,813)	(5,886,326)
Gross margin	12,944,987	13,934,813	1,713,715

Selling, general and administrative expenses	(7,931,425)	(7,894,444)	(1,065,147)
Other income or expenses, net	9,833	159,794	18,305
Operating profit	5,023,395	6,200,163	666,873

Financial results	(2,403,656)	(2,954,581)	(961,635)
Profit/(loss) before tax	2,619,739	3,245,582	(294,762)
Income tax	(1,053,372)	(1,421,973)	127,876
Profit/(loss) for the year	1,566,367	1,823,609	(166,886)

Exchange differences on translation of foreign operations	—	733,029	180,519
Revaluation of property, plant and equipment, net of tax	(31,610)	—	—
Total comprehensive result	1,534,757	2,556,638	13,633